PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2018	2019
	RMB	RMB	US$
Store operating equipment	496,959	924,359	132,776
Leasehold improvements	478,075	916,300	131,618
Office equipment and others	37,565	72,142	10,363
Office buildings	—	674,478	96,883
Construction in progress	—	39,217	5,633
	1,012,599	2,626,496	377,273
Less: accumulated depreciation	(107,607)	(519,320)	(74,596)
Less: impairment	—	(168,767)	(24,242)
	904,992	1,938,409	278,435

Schedule of store operating equipment under capital lease

	As of December 31,
	2018	2019
	RMB	RMB	US$

Store operating equipment	175,500	66,681	9,578
Less: accumulated depreciation	(22,062)	(14,737)	(2,117)
	153,438	51,944	7,461